Gulf of Mexico oil spill - Summary of Significant Events Impact on Financial Statements (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended		99 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Income statement
Production and manufacturing expenses	[1]	$ 5,515	$ 5,761	$ 10,953	$ 11,016
Profit (loss) before interest and taxation		5,556	1,469	10,051	4,097
Finance costs	[1]	535	487	1,088	947
Profit (loss) before taxation		4,990	928	8,901	3,043
Taxation	[1]	(2,117)	(772)	(3,497)	(1,395)
Profit (loss) for the period		2,873	156	5,404	1,648
Current assets
Trade and other receivables		25,130		25,130		$ 25,130		$ 24,849
Current liabilities
Trade and other payables		(46,635)		(46,635)		(46,635)		(44,209)
Provisions		(2,313)		(2,313)		(2,313)		(3,324)
Non-current assets
Deferred tax assets		3,908		3,908		3,908		4,469
Non-current liabilities
Other payables		(13,696)		(13,696)		(13,696)		(13,889)
Provisions		(17,783)		(17,783)		(17,783)		(20,620)
Deferred tax liabilities		(8,828)		(8,828)		(8,828)	$ (7,946)	(7,982)
Net assets		101,770		101,770		101,770	$ 100,224	100,404
Cash flow statement - Operating activities
Profit (loss) before taxation		4,990	928	8,901	3,043
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Net charge for provisions, less payments		80	183	224	6
Movements in inventories and other current and non-current assets and liabilities		(570)	3	(3,968)	(3,597)
Gulf of Mexico Oil Spill
Income statement
Production and manufacturing expenses		433	347	519	382
Profit (loss) before interest and taxation		(433)	(347)	(519)	(382)
Finance costs		118	121	238	247
Profit (loss) before taxation		(551)	(468)	(757)	(629)	(66,522)
Taxation		106	154	167	202
Profit (loss) for the period		(445)	(314)	(590)	(427)
Current assets
Trade and other receivables		207		207		207		252
Current liabilities
Trade and other payables		(2,464)		(2,464)		(2,464)		(2,089)
Provisions		(253)		(253)		(253)		(1,439)
Net current assets (liabilities)		(2,510)		(2,510)		(2,510)		(3,276)
Non-current assets
Deferred tax assets		1,775		1,775		1,775		2,067
Non-current liabilities
Other payables		(12,047)		(12,047)		(12,047)		(12,253)
Provisions		(172)		(172)		(172)		(1,141)
Deferred tax liabilities		3,816		3,816		3,816		3,634
Net non-current assets (liabilities)		(6,628)		(6,628)		(6,628)		(7,693)
Net assets		(9,138)		(9,138)		(9,138)		$ (10,969)
Cash flow statement - Operating activities
Profit (loss) before taxation		(551)	(468)	(757)	(629)	$ (66,522)
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Net charge for interest and other finance expense, less net interest paid		118	121	238	247
Net charge for provisions, less payments		48	298	102	293
Movements in inventories and other current and non-current assets and liabilities		(693)	(1,976)	(2,281)	(4,230)
Pre-tax cash flows		$ (1,078)	$ (2,025)	$ (2,698)	$ (4,319)

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.